Revenues - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Revenue recognized contract liability	¥ 3,828	$ 555
Reclassified From Cost And Estimated Earnings In Excess Of Billings To Accounts Receivable [Member]
Cost and estimated earnings in excess of billings			¥ 717
General and Administrative Expense [Member]
Decrease in unbilled revenue was due to impairment of balances amount			2,800
Decrease in accounts receivable caused by impairment	¥ 46,045	$ 6,676	¥ 59,347